Statement of Stockholder's Deficit (CAD)	Shares	Obligation To Issue Shares	Additional Paid-In Capital	Deficit Accumulated During The Exploration Stage	Total
Beginning Balance, Amount at Jun. 15, 1995
Share issued for cash, Shares	1
Share issued for cash, Amount	1				1
Net Loss				(38,624)	(38,624)
Ending Balance, Amount at Dec. 31, 1995	1			(38,624)	(38,623)
Ending Balance, Shares at Dec. 31, 1995	1
Share issued for cash, Shares	913,000
Share issued for cash, Amount	276,500				276,500
Net Loss				(210,592)	(210,592)
Ending Balance, Amount at Dec. 31, 1996	276,501			(249,216)	27,285
Ending Balance, Shares at Dec. 31, 1996	913,001
Net Loss				(74,529)	(74,529)
Ending Balance, Amount at Dec. 31, 1997	276,501			(323,745)	(47,244)
Ending Balance, Shares at Dec. 31, 1997	913,001
Net Loss				(60,148)	(60,148)
Ending Balance, Amount at Dec. 31, 1998	276,501			(383,893)	(107,392)
Ending Balance, Shares at Dec. 31, 1998	913,001
Net Loss				(70,046)	(70,046)
Ending Balance, Amount at Dec. 31, 1999	276,501			(453,939)	(177,438)
Ending Balance, Shares at Dec. 31, 1999	913,001
Net Loss				(66,855)	(66,855)
Ending Balance, Amount at Dec. 31, 2000	276,501			(520,794)	(244,293)
Ending Balance, Shares at Dec. 31, 2000	913,001
Net Loss				(58,749)	(58,749)
Ending Balance, Amount at Dec. 31, 2001	276,501			(579,543)	(303,042)
Ending Balance, Shares at Dec. 31, 2001	913,001
Forgiveness of amounts due to related party			200,671		200,671
Net Loss				(59,428)	(59,428)
Ending Balance, Amount at Dec. 31, 2002	276,501		200,671	(638,971)	(161,799)
Ending Balance, Shares at Dec. 31, 2002	913,001
April 25, 2003 - shares issued for mineral property, Shares	600,000
April 25, 2003 - shares issued for mineral property, Amount	60,000				60,000
Net Loss				(319,515)	(319,515)
Ending Balance, Amount at Dec. 31, 2003	336,501		200,671	(958,486)	(421,314)
Ending Balance, Shares at Dec. 31, 2003	1,513,001
February 5, 2004 - shares issued for cash at $2.20 per share, Shares	99,750
February 5, 2004 - shares issued for cash at $2.20 per share, Amount	219,450				219,450
February 5, 2004 - deferred tax recovery on 10,800 flow-through shares	(2,376)				(2,376)
June 8, 2004 - shares issued for cash at $4.04 per share, Shares	69,800
June 8, 2004 - shares issued for cash at $4.04 per share, Amount	282,331				282,331
August 24, 2004 - stock options exercised at $3.30 per share, Shares	10,000
August 24, 2004 - stock options exercised at $3.30 per share, Amount	32,983				32,983
December 31, 2004 - shares issued for cash at $1.80 per share inclusive of 13,250 shares as finder's fees, Shares	294,800
December 31, 2004 - shares issued for cash at $1.80 per share inclusive of 13,250 shares as finder's fees, Amount	510,876				510,876
August 24, 2004 - shares issued for mineral property database at $3.90 per share, Shares	15,000
August 24, 2004 - shares issued for mineral property database at $3.90 per share, Amount	58,788				58,788
September 24, 2004 - shares returned on cancellation of escrow, Shares	(375,000)
September 24, 2004 - shares returned on cancellation of escrow, Amount	(7,500)		7,500
Stock based compensation			421,000		421,000
Net Loss				(956,446)	(956,466)
Ending Balance, Amount at Dec. 31, 2004	1,431,053		629,171	(1,914,932)	145,292
Ending Balance, Shares at Dec. 31, 2004	1,627,351
Forgiveness of amounts due to related party			102,327		102,327
Stock based compensation			163,400		163,400
January 6, 2005, refund for overpayment in 2004 private placement	(3,000)				(3,000)
March 21, 2005, shares issued for property acquisition at US $3.00 per share, Shares	12,500
March 21, 2005, shares issued for property acquisition at US $3.00 per share, Amount	45,604				45,604
Sept. 22, 2005, flow-through shares Issued at $2.00 per share, Shares	29,500
Sept. 22, 2005, flow-through shares Issued at $2.00 per share, Amount	59,000				59,000
September, 2005, deferred tax recovery on 29,500 flow-through shares	(20,119)				(20,119)
Sept. 22, 2005, units issued at US $1.50 per unit, Shares	55,000
Sept. 22, 2005, units issued at US $1.50 per unit, Amount	97,152				97,152
Oct. 7, 2005, units issued at US $1.10 per unit, Shares	127,500
Oct. 7, 2005, units issued at US $1.10 per unit, Amount	165,154				165,154
Oct.-Dec 2005, shares issued on exercise of stock options at US $1.50 per share, Shares	25,000
Oct.-Dec 2005, shares issued on exercise of stock options at US $1.50 per share, Amount	44,147				44,147
Oct. 2005, shares issued on exercise of warrants at $3.00 per share, Shares	5,000
Oct. 2005, shares issued on exercise of warrants at $3.00 per share, Amount	15,000				15,000
Nov. 17, 2005, units issued at US $1.50 per share inclusive of 20,000 shares finder's fees, Shares	553,334
Nov. 17, 2005, units issued at US $1.50 per share inclusive of 20,000 shares finder's fees, Amount	944,800				944,800
Obligation to issue shares		8,638,667			8,638,667
Net Loss				(10,068,841)	(10,068,841)
Ending Balance, Amount at Dec. 31, 2005	2,778,791	8,638,667	894,898	(11,983,773)	328,583
Ending Balance, Shares at Dec. 31, 2005	2,435,185
Stock based compensation			2,027,384		2,027,384
January 3, 2006, shares issued for property acquisition at a market price of US $1.50 per share, Shares	4,888,889
January 3, 2006, shares issued for property acquisition at a market price of US $1.50 per share, Amount	8,638,667	(8,638,667)
Jan.-Aug. 2006, shares issued on exercise of stock options at US $1.50 per share, Shares	41,000
Jan.-Aug. 2006, shares issued on exercise of stock options at US $1.50 per share, Amount	69,317				69,317
February 2006, shares issued on exercise of warrants at $3.00 per share, Shares	74,450
February 2006, shares issued on exercise of warrants at $3.00 per share, Amount	223,350				223,350
March 7, 2006, shares issued for property acquisition at US $3.60 per share, Shares	12,500
March 7, 2006, shares issued for property acquisition at US $3.60 per share, Amount	51,772				51,772
May 24, 2006, shares issued for flow-through private placement at US $2.50 per share, Shares	34,000
May 24, 2006, shares issued for flow-through private placement at US $2.50 per share, Amount	93,585				93,585
Aug.-Nov. 2006, shares issued on exercise of warrants at US $2.50 per share, Shares	95,500
Aug.-Nov. 2006, shares issued on exercise of warrants at US $2.50 per share, Amount	269,149				269,149
Dec. 2006, shares issued for flow-through private placement at $2.30 per share, Shares	20,000
Dec. 2006, shares issued for flow-through private placement at $2.30 per share, Amount	46,000				46,000
Deferred tax recovery on 54,000 flow-through shares	(44,667)				(44,667)
Net Loss				(2,973,161)	(2,973,161)
Ending Balance, Amount at Dec. 31, 2006	12,125,964		2,922,282	(14,956,934)	91,312
Ending Balance, Shares at Dec. 31, 2006	7,601,524
Stock based compensation			113,074		113,074
March 12, 2007, shares issued for property option payment at market price of US$3.00 per share, Shares	50,000
March 12, 2007, shares issued for property option payment at market price of US$3.00 per share, Amount	175,530				175,530
March 27, 2007, shares issued for options exercise at US$1.50 per share, Shares	5,000
March 27, 2007, shares issued for options exercise at US$1.50 per share, Amount	8,760				8,760
March 31, 2007, shares issued for private placement at US$1.50 per share net of finder's fee of $4,537, Shares	26,669
March 31, 2007, shares issued for private placement at US$1.50 per share net of finder's fee of $4,537, Amount	41,647				41,647
April 3, 2007, shares issued for options exercise at US$1.50 per share, Shares	5,000
April 3, 2007, shares issued for options exercise at US$1.50 per share, Amount	8,507				8,507
June 18, 2007, shares issued for debt at US$2.00 per share, Shares	10,000
June 18, 2007, shares issued for debt at US$2.00 per share, Amount	23,306				23,306
Net Loss				(598,783)	(598,783)
Ending Balance, Amount at Dec. 31, 2007	12,383,714		3,035,356	(15,555,717)	(136,647)
Ending Balance, Shares at Dec. 31, 2007	7,698,193
Net Loss				(414,840)	(414,840)
Ending Balance, Amount at Dec. 31, 2008	12,383,714		3,035,356	(15,970,557)	(551,487)
Ending Balance, Shares at Dec. 31, 2008	7,698,193
Stock based compensation			228,510		228,510
Subscriptions received		26,375			26,375
June 22, 2009, shares issued for private placement at US$0.15 per share, Shares	4,037,500
June 22, 2009, shares issued for private placement at US$0.15 per share, Amount	683,057				683,057
Transfer derivative liability for warrants granted in the year	(339,311)				(339,311)
Warrants exercise at US$0.20 per share during the year, Shares	353,000
Warrants exercise at US$0.20 per share during the year, Amount	74,692				74,692
Transfer derivative liability for warrants exercised in the year	59,689				59,689
July 24, 2009, shares returned to treasury in exchange for US$85,000 cash payment, Shares	(4,500,000)
July 24, 2009, shares returned to treasury in exchange for US$85,000 cash payment, Amount	(95,753)				(95,753)
December 16, 2009, shares issued for amendment to property option agreement at a market price of US$0.395 per share, Shares	150,000
December 16, 2009, shares issued for amendment to property option agreement at a market price of US$0.395 per share, Amount	62,260	62,260			124,520
Net Loss				(1,092,043)	(1,092,043)
Ending Balance, Amount at Dec. 31, 2009	12,828,348	88,635	3,263,866	(17,062,600)	(881,751)
Ending Balance, Shares at Dec. 31, 2009	7,738,693
Transfer derivative liability for warrants granted in the year	(125,435)				(125,435)
Warrants exercise at US$0.20 per share during the year, Shares	766,248
Warrants exercise at US$0.20 per share during the year, Amount	159,620				159,620
Transfer derivative liability for warrants exercised in the year	134,800				134,800
February 3, 2010, shares issued for amendment to property option agreement at a market price of US$0.395 per share, Shares	150,000
February 3, 2010, shares issued for amendment to property option agreement at a market price of US$0.395 per share, Amount	62,260	(62,260)
February 18, 2010, shares issued for private placement at US$0.15 per share, net of finance fee, Shares	1,613,162
February 18, 2010, shares issued for private placement at US$0.15 per share, net of finance fee, Amount	247,214	(26,375)			220,839
Net Loss				263,194	263,194
Ending Balance, Amount at Dec. 31, 2010	13,306,807		3,263,866	(16,799,406)	(228,733)
Ending Balance, Shares at Dec. 31, 2010	10,268,103
February 22, 2011, shares issued for property option payment at US$0.15 per share market price, Shares	100,000
February 22, 2011, shares issued for property option payment at US$0.15 per share market price, Amount	15,000				15,000
Net Loss				(189,503)	(189,503)
Ending Balance, Amount at Dec. 31, 2011	13,321,807		3,263,866	(16,988,909)	(403,236)
Ending Balance, Shares at Dec. 31, 2011	10,368,103
April 13, 2012, units issued for private placement at $0.05 per share, Shares	3,074,120
April 13, 2012, units issued for private placement at $0.05 per share, Amount	153,706				153,706
April 20, 2012, shares issued for property at $0.05 per share, Shares	300,000
April 20, 2012, shares issued for property at $0.05 per share, Amount	15,000				15,000
Recognition of 9 months management fees $5,000/month			45,000		45,000
Net Loss				(51,039)	(51,039)
Ending Balance, Amount at Dec. 31, 2012	13,490,513		3,308,866	(17,039,948)	(240,569)
Ending Balance, Shares at Dec. 31, 2012	13,742,223